Discontinued Operations and Disposition of Operating Segments	12 Months Ended
Dec. 31, 2019
Disposal Group, Including Discontinued Operation, Assets [Abstract]
Discontinued Operations and Disposition of Operating Segments

4. Discontinued Operations and Disposition of Operating Segments

DropCar Operating

On December 19, 2019, the Company entered into the Asset Purchase Agreement to sell substantially all of the assets associated with the DropCar Operating business. Operating results for the years ended December 31, 2019 and 2018 for the DropCar Operating business are presented as discontinued operations and the assets and liabilities classified as held for sale are presented separately in the balance sheet.

A breakdown of the discontinued operations is presented as follows:

	Years Ended December 31,
	2019	2018
SERVICE REVENUES	$4,579,745	$6,077,667
COST OF REVENUE	4,172,320	7,863,673
GROSS PROFIT (LOSS)	407,425	(1,786,006)

OPERATING EXPENSES
Research and development	205,000	322,269
General and administrative	2,245,394	9,119,772
Depreciation and amortization	395,081	354,657
TOTAL OPERATING EXPENSES	2,845,475	9,796,698

OPERATING LOSS	(2,438,050)	(11,582,704)

Other income, net	12,827	-
Interest expense, net	-	(409,082)

LOSS FROM DROPCAR DISCONTINUED OPERATIONS	(2,425,223)	(11,991,786)
INCOME FROM SUISUN CITY DISCONTINUED OPERATIONS	-	315,119
LOSS FROM OPERATIONS OF DISCONTINUED COMPONENTS	(2,425,223)	(11,676,667)
LOSS ON SALE OF SUISUN CITY COMPONENT	-	(4,169,718)
LOSS FROM DISCONTINUED OPERATIONS	$(2,425,223)	$(15,846,385)

Assets and liabilities of discontinued operations held for sale included the following:

	December 31,
	2019	2018

Cash	$81,457	$415,569
Accounts receivable, net	210,671	295,626
Prepaid expenses and other current assets	83,058	107,768
Current assets held for sale	$375,186	$818,963

Property and equipment, net	$25,723	$39,821
Capitalized software costs, net	410,261	659,092
Operating lease right-of-use asset	1,886	-
Other assets	3,525	3,525
Noncurrent assets held for sale	$441,395	$702,438

Accounts payable and accrued expenses	737,862	1,033,489
Deferred revenue	302,914	253,200
Current liabilities held for sale	$1,040,776	$1,286,689

Suisun City Operations

On December 10, 2018, the Company signed a definitive agreement with a private corporation and completed the sale on December 24, 2018, of 100% of the corporate capital of Suisun City Operations, a wholly owned subsidiary of DropCar, Inc, for a total cash consideration of $3.5 million. The Company recognized the following loss on sale of component on the date of sale:

Sales price	$3,500,000
Commissions and various transaction costs	(332,220)
Net sales proceeds	3,167,780

Carrying amounts of assets, net of liabilities	7,337,498 *
Loss on sale of Suisun City Operations	$(4,169,718)

* The carrying amounts of assets included cash of $1,504,366; accounts receivable and contract asset of $4,177,568; prepaid expenses and other current assets of $57,486; property and equipment of $295,206; intangibles and goodwill of $5,048,247; carrying amounts of liabilities included accounts payable and accrued liabilities of $3,688,831 and loans of $56,544.

The operations and cash flows of the Suisun City Operations were eliminated from ongoing operations following its sale. The operating results of the Suisun City Operations for the year ended December 31, 2018 were as follows:

Revenues	$13,730,252
Cost of revenues	10,836,754
Gross profit	2,893,498

Selling, general and administrative expenses	2,285,661
Depreciation and amortization	287,830
Total Operating Expenses	2,573,491

Interest expense, net	4,888

Net income from discontinued operations	$315,119